Consolidated statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital Stock	Cumulative Losses	Reserve for Share - Based Payments
Equity at Dec. 31, 2022	$ (4,713,261)	$ 471,282	$ (5,651,678)	$ 467,135
Net income (loss) for the year	(306,153)	0	(306,153)	0
Share - based payments	384,566	0	0	384,566
Equity at Dec. 31, 2023	(4,634,848)	471,282	(5,957,831)	851,701
Net income (loss) for the year	334,422	0	334,422	0
Share - based payments	523,143	0	0	523,143
Initial public offering, net of underwriting discount and incremental and direct costs	7,812,065	7,812,065	0	0
Equity at Dec. 31, 2024	4,034,782	8,283,347	(5,623,409)	1,374,844
Net income (loss) for the year	(2,839,571)	0	(2,839,571)	0
Exercised options and vested RSUs		1,042,009		(1,042,009)
Share - based payments	2,930,222	0	0	2,930,222
Equity at Dec. 31, 2025	$ 4,125,433	$ 9,325,356	$ (8,462,980)	$ 3,263,057